Future Minimum Lease Payments Required under Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2016		Dec. 31, 2015
Operating Leased Assets [Line Items]
2016	$ 24		$ 24
2017	24		24
2018	24		24
2019	12	[1]	24
2020			12
2021 and beyond			0
TOTAL	$ 84		$ 108

[1]	All lease commitments end in 2020